Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Other Non-current Assets

13.Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Rental and industry customer deposits (1)	108,783	100,443	14,563
Prepayments	42,432	33,802	4,901
Long-term investments	6,105	6,055	878
Total other non-current assets	157,320	140,300	20,342
(1)	The Company’s rental deposits are mainly paid to landlords for its various office spaces and are refundable upon termination of the leases. Industry customer deposits consist of refundable deposits paid to industry customers and are refundable upon termination of contracts with each customer. The Company evaluated the recoverability of the deposits periodically and recorded an allowance of nil and nil for the year ended December 31, 2021 and 2022, respectively.